401(K) Plan	12 Months Ended
Oct. 03, 2020
Retirement Benefits [Abstract]
Defined Contribution Plan
Note 12—401(K) Plan
We provide for the benefit of our employees a voluntary defined contribution retirement plan under Section 401(k) of the Internal Revenue Code. The plan covers all eligible employees and provides for a matching contribution by us of 50% of each participant’s contribution up to 4% of the individual’s compensation as defined. The expenses related to this plan were $1.1 million, $1.0 million and $1.1 million in fiscal 2020, 2019 and 2018, respectively.